Other Taxes Payable - Schedule of Other Taxes Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other taxes [line items]
Other tax payable	R$ 566,344	R$ 518,121
Current	417,326	363,051
Non-Current	149,018	155,070
R- E- F- I- S- [member]
Disclosure of other taxes [line items]
Other tax payable	202,378	213,360
ICMS - State VAT [member]
Disclosure of other taxes [line items]
Other tax payable	198,708	161,254
COFINS - Revenue tax [member]
Disclosure of other taxes [line items]
Other tax payable	61,930	84,953
PIS - Revenue tax [member]
Disclosure of other taxes [line items]
Other tax payable	16,578	19,426
INSS - Social security [member]
Disclosure of other taxes [line items]
Other tax payable	29,515	10,513
ISS [member]
Disclosure of other taxes [line items]
Other tax payable	1,108	6,753
IOF [member]
Disclosure of other taxes [line items]
Other tax payable	873	309
Other [member]
Disclosure of other taxes [line items]
Other tax payable	R$ 55,254	R$ 21,553